Note 3 - Basis of Reporting and Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Estimated
	Useful Life (years)
Building and Building Improvements	5	–	40
Mining equipment	2	–	7
Office and shop furniture and equipment	3	–	7
Vehicles		5

	Estimated
	Useful Life (years)
Building and Building Improvements	5	–	40
Mining equipment	2	–	7
Office and shop furniture and equipment	3	–	7
Vehicles		5